As filed with the Securities and Exchange Commission on February ___, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.1%
	Asset Management - 3.4%
198,700	Franklin Resources, Inc.	$18,679,787
	Beverage - 3.8%
349,600	PepsiCo, Inc.	20,654,368
	Biotechnology - 7.4%
284,100	Amgen, Inc.*	22,404,126
342,400	Gilead Sciences, Inc.*	18,020,512
		40,424,638
	Conglomerates - 2.1%
201,000	United Technologies Corp.	11,237,910
	Defense - 4.6%
81,000	General Dynamics Corp.	9,238,050
172,200	Lockheed Martin Corp.	10,957,086
105,400	Rockwell Collins, Inc.	4,897,938
		25,093,074
	Drugs - Generic - 2.6%
325,200	Teva Pharmaceutical Industries, Ltd. - ADR	13,986,852
	Drugs - Proprietary - 2.7%
281,200	Novartis AG - ADR	14,757,376
	Energy/Oil & Gas Exploration & Production - 10.7%
175,900	Apache Corp.	12,052,668
323,800	Burlington Resources, Inc.	27,911,560
87,500	Devon Energy Corp.	5,472,250
299,100	XTO Energy, Inc.	13,142,454
		58,578,932
	Energy/Oil Service - 4.5%
275,300	Halliburton Co.	17,057,588
97,900	Nabors Industries, Ltd.*+	7,415,925
		24,473,513
	Energy/Oil/Gas/Coal - 2.0%
173,300	Suncor Energy, Inc.+	10,940,429
	Energy/Refiners - 1.0%
87,300	Baker Hughes Inc.	5,306,094
	Finance/Information Services - 2.5%
108,000	The McGraw-Hill Companies, Inc.	5,576,040
135,500	Moody's Corp.	8,322,410
		13,898,450
	Financial Services - Diversified - 2.4%
101,800	The Goldman Sachs Group, Inc.	13,000,878
	Health Care Benefits - 8.8%
410,300	UnitedHealth Group, Inc.	25,496,042
283,800	Wellpoint, Inc.*	22,644,402
		48,140,444
	Health Care Services - 3.4%
354,800	Caremark Rx, Inc.*	18,375,092
	Hotel/Motel - 1.6%
132,700	Marriott International, Inc. - Class A	8,886,919
	Information Services - 1.4%
18,920	Google Inc.*	7,849,151
	Insurance - Life - 3.2%
163,200	AFLAC Inc.	7,575,744
202,600	Metlife, Inc.	9,927,400
		17,503,144
	Insurance - Property/Casualty/Title - 2.0%
160,200	American International Group, Inc.	10,930,446
	Medical Products - 5.5%
222,900	Medtronic, Inc.	12,832,353
340,100	St. Jude Medical, Inc.*	17,073,020
		29,905,373
	Retail - Department Store - 2.5%
243,700	J.C. Penney Co., Inc.	13,549,720
	Retail - Drug Stores - 3.3%
410,300	Walgreen Co.	18,159,878
	Retail - Specialty - 2.3%
374,300	Coach, Inc.*	12,479,162
	Telecommunication Equipment - 6.4%
769,800	Motorola, Inc.	17,389,782
402,600	QUALCOMM, Inc.	17,344,008
		34,733,790
	Utilities - Electric/Gas - 2.0%
202,300	Exelon Corp.	10,750,222
	Wireless Telecommunication - 4.0%
752,700	America Movil SA de CV - ADR	22,024,002
	TOTAL COMMON STOCKS (Cost $436,904,303)	524,319,644

Shares		Market Value
	SHORT-TERM INVESTMENTS - 3.5%
19,336,344	Vanguard Admiral Treasury Money Market Fund	19,336,344
	Total Short-Term Investments (Cost $19,336,344)	19,336,344
	Total Investments in Securities (Cost $456,240,647) - 99.6%	543,655,988
	Other Assets in Excess of Liabilities - 0.4%	2,094,510
	Net Assets - 100.0%	$545,750,498

ADR	American Depositary Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2005 was as follows*:

Cost of Investments	$ 456,276,595
Gross unrealized appreciation	$ 91,053,665
Gross unrealized depreciation	(3,674,272)
Net unrealized appreciation	$ 87,379,393

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.5%
	Asset Management - 6.0%
19,400	Eaton Vance Corp.	$530,784
5,600	Legg Mason, Inc.	670,264
		1,201,048
	Brokerage - 3.4%
33,000	E*Trade Financial Corp.*	688,380
	Building - 2.7%
11,050	Florida Rock Industries, Inc.	542,113
	Computer Software & Services - 3.4%
14,200	MICROS Systems, Inc.*	686,144
	Conglomerates - 1.0%
1,900	ITT Industries, Inc.	195,358
	Defense - 2.5%
10,700	Rockwell Collins, Inc.	497,229
	Electrical Equipment - 5.7%
14,900	Ametek, Inc.	633,846
11,900	WESCO International, Inc.*	508,487
		1,142,333
	Energy/Oil & Gas Exploration & Production - 8.2%
12,300	Chesapeake Energy Corp.	390,279
11,100	Newfield Exploration Co.*	555,777
15,600	XTO Energy, Inc.	685,464
		1,631,520
	Energy/Oil Service - 3.1%
9,500	BJ Services Co.	348,365
7,000	TODCO - Class A	266,420
		614,785
	Energy/Oil/Gas/Coal - 8.4%
9,600	EOG Resources, Inc.	704,352
7,612	Noble Energy, Inc.	306,764
10,710	Suncor Energy, Inc.+	676,122
		1,687,238
	Gaming & Lodging - 3.0%
17,900	Penn National Gaming, Inc.*	589,805
	Health Care Benefits - 4.6%
16,025	Coventry Health Care, Inc.*	912,784
	Health Care Services - 3.3%
13,400	Covance Inc.*	650,570
	Hospitals - 3.1%
16,400	Community Health Systems Inc.*	628,776
	Insurance - Property/Casualty/Title - 3.2%
21,500	HCC Insurance Holdings, Inc.	638,120
	Leisure Time - 2.9%
15,500	SCP Pool Corp.	576,910
	Machinery - 4.5%
20,000	Oshkosh Truck Corp.	891,800
	Medical Products - 4.7%
9,700	Pharmaceutical Product Development, Inc.	600,915
8,700	ResMed, Inc.*	333,297
		934,212
	Medical Systems/Equipment - 2.4%
12,700	Respironics, Inc.*	470,789
	Retail - Apparel - 2.7%
21,000	Urban Outfitters, Inc.*	531,510
	Retail - Department Store - 3.0%
15,600	Nordstrom, Inc.	583,440
	Retail - Specialty - 2.5%
14,800	Coach, Inc.*	493,432
	Service Companies - 6.1%
9,800	ITT Educational Services, Inc.*	579,278
10,700	Stericycle, Inc.*	630,016
		1,209,294
	Utilities - Electric/Gas - 3.1%
17,300	Energen Corp.	628,336
	TOTAL COMMON STOCKS (Cost $14,948,783)	18,625,926
	SHORT-TERM INVESTMENTS - 8.5%
1,702,259	Federated Cash Trust Treasury Money Market Fund	1,702,259
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,702,259)	1,702,259
	Total Investments in Securities (Cost $16,651,042) - 102.0%	20,328,185
	Liabilities in Excess of Other Assets - (2.0)%	(391,904)
	Net Assets - 100.0%	$19,936,281

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2005 was as follows*:

Cost of Investments	$ 16,651,042
Gross unrealized appreciation	$ 3,865,101
Gross unrealized depreciation	(187,958)
Net unrealized appreciation	$ 3,677,143

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   2/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   2/27/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   2/27/2006

* Print the name and title of each signing officer under his or her signature.